Share-based payment arrangements - General and MIP (Details) SFr / shares in Units, shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 SFr / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SFr / shares	Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based payment plans	3
Share-based payment arrangements | $	$ 59,000,000		$ 44,000,000		$ 46,000,000
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)		94.0					94.0
Treasury stock that could be used to settle share-based payment arrangements (in shares)		23.0					23.0
Treasury stock (in shares)		95.0	137.0	137.0			95.0
Consideration from key employees from options and cash-settled WARs | $	$ 0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, vesting period	3 years
Expiration period after date of grant	6 years
Time period of interest rate used as the basis for the risk-free rate	6 years
Contractual term	6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)					19.00%
Dividend yield (as a percent)					4.70%
Expected term					6 years
Risk-free interest rate (as a percent)					(0.90%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	336.1
Number of shares Forfeited	(1.7)
Number of options Exercised	(160.0)
Number of shares outstanding at end	174.4		336.1
Number of options Vested and expected to vest at end of period		174.4					174.4
Number of shares exercisable, vested and expected to vest		158.5					158.5
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares		SFr 21.16
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares		20.31
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares		20.25
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares		22.00		SFr 21.16
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares		22.00
Weighted-average exercise price, Exercisable (in Swiss francs per share) | SFr / shares		SFr 22.30
Weighted-average remaining contractual term, Outstanding	2 years 4 months 24 days
Weighted-average remaining contractual term, Vested and expected to vest	2 years 4 months 24 days
Weighted-average remaining contractual term, Exercisable	2 years 3 months 18 days
Conversion ratio	5
Options outstanding, Intrinsic value | SFr		SFr 450
Vested and expected to vest, Aggregate intrinsic value | SFr		SFr 450
Cash received upon exercise of options and warrants | $	$ 693,000,000
Weighted-average grant-date fair value of warrants and options (per instrument) | SFr / shares						SFr 0.34
Aggregate intrinsic value of instruments exercised | $	$ 313,000,000		$ 38,000,000
Aggregate intrinsic value of instruments exercisable | $							$ 400,000,000
Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	67.2
Number of shares Forfeited	(0.3)
Number of options Exercised	(32.0)
Number of shares outstanding at end	34.9		67.2
Number of options Vested and expected to vest at end of period		34.9					34.9
Number of shares exercisable, vested and expected to vest		31.7					31.7
Exercise price of 21.00 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	9.3
Weighted-average remaining contractual term, Outstanding	8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		21.50
Exercise price of 21.00 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	1.9
Exercise price of 19.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	63.4
Weighted-average remaining contractual term, Outstanding	1 year 7 months 6 days
Exercise price (in Swiss francs) | SFr / shares		22.50
Exercise price of 19.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	12.7
Exercise price of 21.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	61.6
Weighted-average remaining contractual term, Outstanding	2 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		23.50
Exercise price of 21.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	12.3
Exercise price of 22.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	40.1
Weighted-average remaining contractual term, Outstanding	3 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares		19.00
Exercise price of 22.50 | Options conversion with ratio of 5:1 [Member]
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at end	8.0